Commitments and Contingencies (Details)					6 Months Ended	12 Months Ended
	Jun. 16, 2022 USD ($) $ / shares shares	Jun. 15, 2022 USD ($)	Feb. 07, 2022 shares	Sep. 23, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	May 13, 2022 USD ($)
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001				$ 0.0001	$ 0	$ 0
Common stock, shares issued | shares						3,166,948	3,166,948
Gain on debt extinguishment						$ 0	$ 3,873,000
Minimum [Member]
Capital markets advisory fee								$ 1,000,000,000
Percentage of the gross proceeds received by the Company or NewCo upon consummation of the PIPE Financing								4.00%
Maximum [Member]
Capital markets advisory fee								$ 10,000,000,000
Percentage of the gross proceeds received by the Company or NewCo upon consummation of the PIPE Financing								2.00%
DPCM Capital, Inc [Member]
Deferred fee per unit | $ / shares					$ 0.35	$ 0.35
Amount of deferred fee					$ 10,500,000	$ 10,500,000
Share Price | $ / shares							$ 10.41
Capital market advisory fee payable				$ 10,000,000
Capital markets advisory fee payable on sole discretion of the entity				$ 1,000,000
Waiver of deferred underwriting commission		$ 10,500,000
Gain on debt extinguishment		234,500
Additional Paid in Capital		$ 10,265,500			10,151,418	0	$ 0
Deferred underwriting fee payable non current					$ 0	$ 10,500,000
DPCM Capital, Inc [Member] | Citi and Morgan Stanley [Member]
Percentage of placement fee from gross proceeds on consummation of PIPE Financing payable to each				2.00%
Percentage of placement fee from gross proceeds on consummation of PIPE Financing total				4.00%
DPCM Capital, Inc [Member] | Sponsor Support Agreement [Member] | Sponsor [Member]
Related Party Transaction, Expenses from Transactions with Related Party	$ 6,750,000
DPCM Capital, Inc [Member] | Pipe Investors [Member]
Share Price | $ / shares					$ 10	$ 10
Common shares subscriptions					$ 40,000,000	$ 40,000,000
Shares purchased in aggregate | shares					5,816,528
Newco Common Shares [Member] | DPCM Capital, Inc [Member]
Common stock, par value (in Dollars per share) | $ / shares					$ 0.01
Common stock, shares issued | shares			5,000,000
Entity listing depository receipt ratio			1.4541326
Number of trading days after warrant exercisable			30 days
Common Class B [Member] | DPCM Capital, Inc [Member]
Common stock, par value (in Dollars per share) | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued | shares					7,500,000	7,500,000	7,500,000
Common Class B [Member] | DPCM Capital, Inc [Member] | Sponsor Support Agreement [Member] | Sponsor [Member]
Number of shares forfeited | shares	4,484,425